As filed with the Securities and Exchange Commission on March 28, 2001


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 90


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 92


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing become effective:

     immediately upon filing pursuant to Rule 485, paragraph (b)

     on __________ pursuant to Rule 485, paragraph (b)

     60 days after filing pursuant to Rule 485, paragraph (a)(1)

     on _________________ pursuant to Rule 485, paragraph (a)(1)

     75 days after filing pursuant to Rule 485, paragraph (a)(2)

 X   on March 29, 2001 pursuant to Rule 485, paragraph (a)(2)

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Winslow Green Growth Fund.

                                                            PROSPECTUS

                                                            April 1, 2001



                                                            WINSLOW
                                                            GREEN GROWTH FUND



THE FUND SEEKS CAPITAL APPRECIATION
THROUGH ENVIRONMENTALLY RESPONSIBLE
INVESTING.









THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THE
FUND'S SHARES OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

TABLE OF CONTENTS

--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                                                            2


PERFORMANCE                                                                    5


FEE TABLES                                                                     7


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS      8



MANAGEMENT                                                                    12


YOUR ACCOUNT                                                                  15

     How To Contact the Fund                                                  15

     General Information                                                      15

     Buying Shares                                                            16

     Selling Shares                                                           19

     Exchange Privileges                                                      22

     Retirement Accounts                                                      23


OTHER INFORMATION                                                             24


FINANCIAL HIGHLIGHTS                                                          24

WINSLOW GREEN GROWTH FUND

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The  Fund  seeks  capital  appreciation  through   environmentally   responsible
investing.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of domestic companies that (1) create products or provide services that offer solutions to environmental problems and promote a healthier environmental future (environmentally proactive companies) or (2) integrate the principles of waste management, pollution prevention, or efficient use of natural resources into its business practices (environmentally sensitive companies). The primary business of an environmentally sensitive company is not dedicated to solving environmental problems, yet its business is conducted in an environmentally conscious way. Adams, Harkness & Hill, Inc., through its principal asset management division, Winslow Management Company (the "Adviser"), considers the investment in environmentally proactive and environmentally sensitive companies to constitute environmentally effective investing.

The Fund also principally invests in small and medium size companies that the Adviser believes are reasonably priced and exhibit the potential for superior growth. Small size companies typically have market capitalizations of less than $2 billion at the time of investment. Medium size companies typically have market capitalizations in the range of $2 to 10 billion at the time of investment.

[margin callout]
CONCEPTS TO UNDERSTAND

EQUITY SECURITY means a security such as a common stock, preferred stock or convertible security that represents an ownership interest in a company.

COMMON STOCK means an ownership interest in a company and usually possesses voting rights and earns dividends.

DEBT SECURITY means a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

PREFERRED STOCK means a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

CONVERTIBLE SECURITY means debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

                                                       WINSLOW GREEN GROWTH FUND

The Adviser believes that well-managed, environmentally proactive and environmentally sensitive companies enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements, and access to expanding and new growth markets due to their dedication to solving or minimizing environmental problems. As such, the Adviser believes that these companies can provide favorable financial returns to those who hold their securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occur:


o The stock market does not recognize the growth potential or value of the stocks in the Fund's portfolio
o The Adviser's judgment as to the growth potential or value of a stock proves to be wrong
o    The stock market goes down
o The Fund's interest in promoting environmental sustainability may prevent investment in some stocks that might have higher returns than stocks from which the Adviser is able to choose

o Changes in a company's environmental policies cause the sale of stocks that subsequently perform well


SPECIFIC RISKS OF SMALL AND MEDIUM SIZE COMPANIES Because investing in small and medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:


o Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

o Securities of many small or medium size companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
o Changes in the value of small or medium size company stocks may not mirror the fluctuation of the general market
o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

WINSLOW GREEN GROWTH FUND

For these and other reasons, the prices of small or medium capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:


o Want your assets invested in companies whose businesses help promote and sustain a healthy environment
o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal
o    Are willing to accept higher short-term risk


The Fund may NOT be appropriate for you if you:

o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves

                                                       WINSLOW GREEN GROWTH FUND

PERFORMANCE
--------------------------------------------------------------------------------

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

Prior to April 1, 2001, the Adviser managed a common trust fund with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Fund's performance for periods before April 1, 2001 is that of the common trust fund and reflects the expenses of the common trust fund. If the common trust fund's performance had been readjusted to reflect the estimated expenses of the Fund for its first fiscal year, the performance would have been lower. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

PERFORMANCE   INFORMATION   REPRESENTS  ONLY  PAST   PERFORMANCE  AND  DOES  NOT
NECESSARILY INDICATE FUTURE RESULTS.


                    [EDGAR Representation of Bar Chart]

                                                124.50%



                        35.45%  32.21%                  29.38%
                18.22%
                                        -3.67%


                1995    1996    1997    1998    1999    2000

During the periods shown in the chart, the highest quarterly return was 62.20% (for the quarter ended December 31, 1999) and the lowest quarterly return was -26.75% (for the quarter ended December 31, 2000).

WINSLOW GREEN GROWTH FUND

The following table compares the Fund's average annual total return as of December 31, 2000 to the Russell 2500 Index.

                                     WINSLOW GREEN               RUSSELL 2500
  YEAR(S)                             GROWTH FUND                    INDEX
  1 Year                                 29.38%                      -4.27%
  5 Years                                38.03%                      13.98%
  Since Inception (5/3/94)               31.12%                      15.45%

The Russell 2500 Index measures the performance of the smallest 2,500 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2500 Index is unmanaged and reflects the reinvestment of dividends. Unlike the performance figures of the Fund, the performance of the Russell 2500 Index does not reflect the effect of expenses.

                                                       WINSLOW GREEN GROWTH FUND

FEE TABLES
--------------------------------------------------------------------------------


The following tables describe the various fees and expenses that you will pay if you invest in the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)                      None
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                                               None
Maximum Deferred Sales Charge (Load)                                   None
Redemption Fee                                                         None
Exchange Fee                                                           None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)
Management Fees                                                        0.90%
Distribution (12b-1) Fees                                              None
Other Expenses                                                         1.08%
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.98%
Fee Waiver and Expense Reimbursement (2)                               0.53%
NET EXPENSES                                                           1.45%

(1) Based on estimated amounts for the Fund's fiscal year ending December 31, 2001.
(2) The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through April 30, 2002.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         1 YEAR                         $148
                ---------------------------- ---------------------------
                         3 YEARS                        $570

WINSLOW GREEN GROWTH FUND

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------
[margin callout]
CONCEPTS TO UNDERSTAND

FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition to help forecast the future value of its stock price. This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.

PE RATIO means the price of a stock divided by the company's earnings per share.

POINT OF INFLECTION means a point of change in a company including, for example, an acquisition or a merger, a change in management, or a new product launch.

INVESTMENT OBJECTIVE

The  Fund  seeks  capital  appreciation  through   environmentally   responsible
investing.

PRINCIPAL INVESTMENT STRATEGIES

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser's investment process begins with an analysis of the environmental practices of approximately 600 publicly traded small and medium capitalization companies identified through internal and third-party research. The Adviser then identifies environmentally proactive and sensitive companies based on a review of company documents, management interviews and on-site visits, communications with regulatory and national and local environmental agencies, accessing published environmental databases, contacting industry analysts and competitors, and information from local press organizations. Based on this information, the Adviser then ranks the companies according to their degree of "greenness" or, in other words, their commitment to help promote and sustain a healthy environment.

A company's degree of "greenness" is based on, among other things, the following factors:

o Supply of environmental products or services such as alternative energy or natural consumer goods
o    Consumption of natural resources
o    Level of toxic emissions
o Implementation of proactive environmental policies such as pollution prevention or waste minimization programs

From this universe, the Adviser may exclude companies in industries that are traditionally considered environmentally irresponsible such as the tobacco, defense and nuclear industries.

                                                       WINSLOW GREEN GROWTH FUND

The Adviser then utilizes fundamental research to highlight those companies that also exhibit the potential for superior growth. The Adviser considers a superior growth company to be a company that has:

o    A superior product or service

o    An above average forecasted return on equity over the next three years
o An above average forecasted growth rate in earnings and revenue over a three to five year period
o    A well-defined business strategy
o    Successful research and development
o    A strong or improving balance sheet

The Adviser then utilizes a proprietary computer model that considers a variety of quantitative measures in order to identify approximately 100 companies whose stock prices, in the Adviser's opinion, do not accurately reflect the companies' value. The proprietary computer model considers, among other things, the following factors:

o The appreciation potential of a company's stock over the next 12 to 18 months
o    Whether a company is at a point of inflection
o Any catalysts that could cause above average growth in a company (e.g., industry trends, new products)
o Whether a company's PE ratio compared to growth in revenue exceeds its industry average
o Whether a company's revenue to market capitalization ratio exceeds its industry average
o Whether a company's revenue to capital expenditure ratio exceeds its industry average

Finally, the Adviser utilizes technical analysis, including the review of a company's daily cash flow, its liquidity, its stock price relative to its trading pattern, and the trading volume of its stock in order to select the final 30 to 40 companies in which the Fund invests.


THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any significant changes in the companies since the Fund's purchase of their stock. The Adviser may sell a stock if:

o    It subsequently fails to meet the Adviser's initial investment criteria
o A more attractively priced company is found or if funds are needed for other purposes
o It becomes overvalued relative to the long-term expectation for the stock price

WINSLOW GREEN GROWTH FUND

o    Changes in economic conditions affect the company's financial outlook
o A change in the company's business practices adversely affects the environment


INVESTMENT POLICIES The Fund invests primarily in equity securities of domestic companies that (1) create products or provide services that offer solutions to environmental problems and promote a healthier environmental future (environmentally proactive companies) or (2) integrate the principals of waste management, pollution prevention, or efficient use of natural resources into its business practices (environmentally sensitive companies). The primary business of an environmentally sensitive company is not dedicated to solving environmental problems, yet its business is conducted in an environmentally conscious way.

 Environmentally sensitive companies include the following subsets:

o Environmentally responsible companies are those companies that make commitments beyond regulatory requirements to minimize their impact on the environment but may not be dedicated to solving environmental problems
o Environmentally benign companies are those companies whose overall impact on the environment is minimal and whose current operations meet environmental regulatory compliance
o "Best in class" companies are those companies that have implemented environmental programs that set a standard for their industry sector. These companies are recognized leaders in their industry sector and contribute to a meaningful reduction in pollutant emissions or waste generation
o Environmental turnaround companies are companies that have had a history of environmental problems but have taken substantive steps to address or solve those problems

The  Adviser   considers  the  investment  in   environmentally   proactive  and
environmentally sensitive companies to constitute environmentally effective investing.

The Fund also principally invests in small and medium size companies that the Adviser believes are reasonably priced and exhibit the potential for superior growth. Small companies typically have market capitalizations of less than $2 billion at the time of investment. Medium size companies typically have market capitalizations in the range of $2 to 10 billion at the time of investment.

                                                       WINSLOW GREEN GROWTH FUND

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. As a result, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

GENERAL The value of the Fund's investments will fluctuate as the stock market fluctuates. An investment in the Fund is not by itself a complete or balanced investment program and there is no guarantee that the Fund will achieve its investment objective. Investing in equity securities with different capitalizations may, however, be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.


Because the Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential or value of a stock. The Adviser's judgment as to the growth potential or value of a stock may also prove to be wrong. A decline in investor demand for growth or value stocks may also adversely affect the value of these securities.


There is also the risk that the Fund's interest in promoting environmental protection may eliminate some stocks that might have higher returns than the stocks from which the Adviser is able to choose. Changes in company environmental practices might also cause the sale of stocks that subsequently perform well.


SPECIFIC RISKS OF SMALL AND MEDIUM SIZE COMPANIES Because investing in small and medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:


o Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available

o Securities of many small and medium size companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
o Changes in the value of small and medium size company stocks may not mirror the fluctuations of the general market

WINSLOW GREEN GROWTH FUND

o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small and medium capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.


MANAGEMENT

--------------------------------------------------------------------------------


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


Adams, Harkness & Hill, Inc., through its primary asset management division, Winslow Management Company, 60 State Street, Boston, Massachusetts 02109, is the Fund's investment adviser. The Adviser has provided investment management services since 1984 and specializes in the management of assets for non-profit institutions, pension funds, and high net worth individuals by investing in publicly traded environmentally proactive and environmentally sensitive companies. The Adviser also acts as the subadviser to another mutual fund. The Adviser is a private corporation owned by its employees.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee of 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.45% of the Fund's average daily net assets through April 30, 2002.


As of January 2001, the Adviser had approximately $300 million in assets under management.

                                                       WINSLOW GREEN GROWTH FUND

PORTFOLIO MANAGERS

Jackson W. Robinson and Henry E. Wells, III are responsible for the day-to-day management of the Fund.


JACKSON W. ROBINSON Mr. Robinson, founder and President of Winslow Management Company, has over 25 years of money management experience. Since 1991, Mr. Robinson has focused exclusively on "green" investing. As the Chief Portfolio Manager for Winslow Management Company, Mr. Robinson currently manages over $300 million in environmentally sensitive assets in individual accounts, institutional accounts, and in the Green Century Balanced Fund, a publicly traded mutual fund. While founding Winslow Management in 1984, Mr. Robinson also served as President of Rieger, Robinson & Harrington, an investment management company. Prior to that, Mr. Robinson was an officer and director of Garden Way, Inc. and President of the National Gardening Association, both socially responsible companies. Mr. Robinson began his career in the sales and trading and research departments of Prudential Securities. Mr. Robinson is a graduate of Brown University where he received a B.S. in Political Science. He is a trustee of Suffield Academy, and sits on environmental advisory boards to the University of Massachusetts and the University of Michigan. He is a member of the boards of Jupiter International Green Investment Trust and the Jupiter European Investment Trust, and the "green" director of Spartech Corporation (NYSE: SEH), a plastics company.

HARRY E. (SKIP) WELLS, III Mr. Wells is a Managing Director of the Adviser. Mr. Wells is the portfolio manager for the Adviser's AH&H Partners Fund, L.P., a hedge fund focused on small capitalization companies. He also serves as backup portfolio manager for the Fund. Mr. Wells has over 20 years of experience managing money for investors and 33 years of experience in equity research. Mr. Wells began his career in 1967 as a trust officer at Manufacturers National Bank. In 1969, he joined the Adviser where he has held the positions of Research Analyst, Director of Research and Portfolio Manager. Mr. Wells is a Chartered Financial Analyst charterholder. He received a B.A. from Albion College and a M.B.A. from the University of Michigan.

WINSLOW GREEN GROWTH FUND

OTHER SERVICE PROVIDERS


Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of March 1, 2001, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $95 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.


The Trust has adopted a shareholder servicing plan for the Fund under which the Fund pays FAdS a fee of 0.25% of average daily net assets for providing shareholder service activities that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in the Fund.


FUND EXPENSES


The Fund pays for its own expenses. Expenses of the Fund include the Fund's own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund for the period during which the waiver or reimbursement is in effect.

The Adviser has undertaken to waive a portion of its fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.45% of the Fund's average daily net assets.

                                                       WINSLOW GREEN GROWTH FUND

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUND

WRITE TO US AT:


     Winslow Green Growth Fund
     P.O. Box 446
     Portland, Maine 04112


OVERNIGHT ADDRESS:

     Winslow Green Growth Fund
     Two Portland Square
     Portland, Maine 04101


TELEPHONE US AT:
     (888) 314-9049 (toll free)



E-MAIL US AT:

     winslow-fund@forum-financial.com

VISIT OUR WEB SITE AT:

      www.winslowgreen.com


WIRE INVESTMENTS (OR ACH
PAYMENTS) TO:

     Bankers Trust Company
     New York, New York
     ABA #021001033
     FOR CREDIT TO:
     Forum Shareholder Services, LLC
     Account # 01-465-547
     Winslow Green Growth Fund
     (Your Name)
     (Your Account Number)

GENERAL INFORMATION


You may purchase or sell (redeem) the Fund's shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 15 through 23). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities, and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current

WINSLOW GREEN GROWTH FUND

market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Winslow Green Growth Fund" or to one or more owners of the account and endorsed to "Winslow Green Growth Fund." For all other accounts, the check must be made payable on its face to "Winslow Green Growth Fund." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                            MINIMUM INITIAL   MINIMUM ADDITIONAL
                                              INVESTMENT          INVESTMENT

Standard Accounts                               $5,000               $250
Traditional and Roth IRA Accounts               $2,000               $250
Accounts with Systematic Investment Plans       $1,000               $100

                                                       WINSLOW GREEN GROWTH FUND

ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                        REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT            o  Instructions must be signed by all persons
ACCOUNTS                                                required to sign exactly as their names appear
Individual accounts are owned by one person, as         on the account
are sole proprietorship accounts. Joint accounts
have two or more owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)           o  Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give          account under the UGMA or the UTMA
money to a child and obtain tax benefits             o  The custodian must sign instructions in a manner
                                                        indicating custodial capacity

BUSINESS ENTITIES                                    o  Submit a Corporate/Organization Resolution form or
                                                        similar document

TRUSTS                                               o  The trust must be established before an account can
                                                        be opened
                                                     o  Provide a certified trust document, or the pages
                                                        from the trust document that identify the trustees

WINSLOW GREEN GROWTH FUND

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o        Call or write us for an account application (and        o        Fill out an investment slip from a confirmation or
         Corporate/Organization Resolution form, if applicable)           write us a letter
o        Complete the application (and resolution form)          o        Write your account number on your check
o        Mail us your application (and resolution form) and a    o        Mail us the slip (or your letter) and the check
         check

BY WIRE                                                          BY WIRE

o        Call or write us for an account application (and        o        Call to notify us of your incoming wire
         Corporate/Organization Resolution form, if applicable)  o        Instruct your bank to wire your money to us
o        Complete the application (and resolution form)
o        Call us to fax the completed application (and
         resolution  form) and we will  assign you an  account
         number
o        Mail us your application (and resolution form)
o        Instruct your financial  institution to wire
         your money to us

BY ACH PAYMENT                                                   BY SYSTEMATIC INVESTMENT

o        Call or write us for an account application (and        o        Complete the systematic investment section of the
         Corporate/Organization Resolution form, if applicable)           application
o        Complete the application (and resolution form)          o        Attach a voided check to your application
o        Call us to fax the completed application (and           o        Mail us the completed application and voided check
         resolution form) and we will assign you an account      o        We will electronically  debit your  purchase  proceeds
         number                                                           from the financial institution identified on your
o        Mail us your original application (and resolution                account application
         form)

0 We can electronically debit your purchase proceeds from your selected account

BY INTERNET                                                      BY INTERNET
WWW.WINSLOWGREEN.COM                                             WWW.WINSLOWGREEN.COM

o        Log on to our Web site                                  o        Log on to our Web site (unless you declined
o        Select Account Opening                                           Internet trading privileges on your account application)
o        Complete the application online                         o        Select Transaction/Purchase menu option
o        Accept the terms of the online application              o        Provide the following information:
o        Account opening amount limited to $25,000                        o     Your User ID
         if funded by ACH                                                 o     Your password
o        Mail us your check, instruct your financial             o        Follow  the  instructions provided
         institution  to wire your money to us, or we can        o        We will electronically  debit your  purchase  proceeds
         electronically  debit your purchase proceeds                     from the financial institution identified on your
         from your selected financial  institution                        account application
         by ACH payment


                                                       WINSLOW GREEN GROWTH FUND

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.


INTERNET TRANSACTIONS You may open an account as well as purchase, sell, or exchange Fund shares online. Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.


SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days.

WINSLOW GREEN GROWTH FUND

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds
o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and documentation

BY WIRE

o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (see "By Telephone") OR
o    Mail us your request (see "By Mail")

BY TELEPHONE

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification
o    Redemption proceeds will be:

     o    Mailed to you OR

     o Wired to you (unless you declined wire redemption privileges on your account application) (see "By Wire")

BY INTERNET
WWW.WINSLOWGREEN.COM

o Logon to our Web site (unless you declined Internet trading privileges on your account application)
o    Select the Transactions/Redemption menu option
o    Provide the following information:
     o    Your User ID
     o    Your password
o    Follow the instructions provided
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

SYSTEMATICALLY


o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

                                                       WINSLOW GREEN GROWTH FUND

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.


TELEPHONE OR INTERNET REDEMPTION PRIVILEGES You may redeem your shares by telephone or the Internet unless you declined telephone or Internet redemption privileges on your account application. You may be responsible for any unauthorized telephone or Internet order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine. Internet transactions require a User ID and password

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone/Internet redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

WINSLOW GREEN GROWTH FUND

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may exchange your shares of the Fund for shares of certain other series of the Trust by telephone, the Internet, or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Fund reserves the right to limit exchanges. You may exchange your shares by mail, the Internet or telephone, unless you declined telephone/Internet redemption privileges on your account application. You may be responsible for any unauthorized telephone or Internet order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                       WINSLOW GREEN GROWTH FUND

                                 HOW TO EXCHANGE

BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The names of each fund you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)

o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and documentation

BY  TELEPHONE

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:

     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification

BY INTERNET
WWW.WINSLOWGREEN.COM

o Log on to our Web site (unless you declined Internet trading privileges on your account application)
o    Select Account Access
o    Provide the following information:
     o    Your User ID
     o    Your password
o    Select the Transactions/Exchange menu option
o    Follow the instructions provided


RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

WINSLOW GREEN GROWTH FUND

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.


The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

If you buy shares shortly before the Fund makes a distribution, you will pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                            WINSLOW GREEN GROWTH FUND

                              FOR MORE INFORMATION

            The following documents are available free upon request:

                           ANNUAL/SEMI-ANNUAL REPORTS

           Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders.
      In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                       STATEMENT OF ADDITIONAL INFORMATION
            ("SAI") The SAI provides more detailed information about
                          the Fund and is incorporated
                       by reference into this Prospectus.

                               CONTACTING THE FUND


                You can get free copies of the annual/semi-annual
               reports (when available) and the SAI, request other
                information and discuss your questions about the
                         Fund by contacting the Fund at:


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112

                                 (888) 314-9049
                              www.winslowgreen.com


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

        You can also review the Fund's reports (when available), SAI and other information about the Fund at the
  Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies, for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


          Free copies of the reports and the SAI are available from the
                         SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 2001

                            WINSLOW GREEN GROWTH FUND

INVESTMENT ADVISER:

         Adams, Harkness & Hill, Inc.
         60 State Street
         Boston, Massachusetts 02104

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:


         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 314-9049


This Statement of Additional Information (the "SAI") supplements the Prospectus dated April 1, 2001, as may be amended from time to time, offering shares of the Winslow Green Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                        16


PERFORMANCE DATA AND ADVERTISING                                              18


MANAGEMENT                                                                    20

PORTFOLIO TRANSACTIONS                                                        26


PURCHASE AND REDEMPTION INFORMATION                                           29


TAXATION                                                                      30

OTHER MATTERS                                                                 34


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C - PERFORMANCE DATA                                                C-1

GLOSSARY
--------------------------------------------------------------------------------


As used in this SAI, the following terms have the meanings listed.

     "Adviser" means Adams, Harkness & Hill, Inc. through its primary asset management division, Winslow Management Company.

     "Board" means the Board of Trustees of the Trust.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means the custodian of the Fund's assets.

     "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

     "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

     "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

     "Fitch" means Fitch, Inc.

     "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

     "Fund" means Winslow Green Growth Fund.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.

     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.


     "S&P" means Standard & Poor's Corporation, a Division of the McGraw Hill Companies.


     "Trust" means Forum Funds.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

                                EQUITY SECURITIES

GENERAL

COMMON AND PREFERRED STOCK. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

CONVERTIBLE SECURITIES. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

The Fund may invest up to 10% of its assets in convertible securities.

WARRANTS AND RIGHTS. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 10% of the value of its total assets. The Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

DEPOSITARY RECEIPTS. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.


REAL ESTATE INVESTMENT TRUSTS. Real Estate Investment Trusts ("REITS") are companies that (1) own, manage, or lease commercial real estate; (2) invest in loans for real estate development or securities backed by real estate (i.e. mortgage backed securities); or (3) finance loans for real estate development. A REIT does not pay Federal income tax on income it generates or earns if certain requirements are satisfied including (1) the REIT invests at least 75% of its total assets in real property and (2) the REIT distributes at least 90% of its income as a dividend to shareholders.


RISKS

COMMON AND PREFERRED STOCK. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

The Fund's investment in preferred stocks is subject to the credit risk relating to the financial condition of the issuers of those securities. To limit credit risk, the Fund may only invest in preferred stocks that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of securities, including preferred stocks. A description of the range of ratings assigned to preferred stocks by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and dividend or interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

CONVERTIBLE SECURITIES. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS AND RIGHTS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


REITS. Investments in REITs involve certain risks including real estate risk, diversification risk, interest rate/prepayment risk, and credit risk. Specifically, changes in the real estate market may affect the value of the real estate in which a REIT directly or indirectly invests and thus the profitability of the REIT. Additionally, a REIT's portfolio may not be diversified to include a variety of investment property types or properties located in a variety of geographical regions. Accordingly, economic changes may have a greater effect on a REIT's profitability than on an alternative investment that invests in a number of different types of investments and issues located in variety of geographical locations. A change in interest rates may also affect the value of the real estate in which a REIT directly or indirectly invests. Specifically, an increase in interest rates may cause the value of a REIT's investment in real estate loans or securities backed by real estate to decline. Alternatively, a decline in interest rates may affect a REIT's yield if the loans or real estate related securities in which the REIT invests are prepaid requiring the REIT to invest in loans or real estate related securities with lower yields. Finally, with respect to a REIT's financing of real estate loans and investment in loans or other real estate backed securities, there is the risk that the debtor on a loan or the issuer of the real estate backed security will be unable to make timely payments of interest or principal or to otherwise honor is obligations.


                                 DEBT SECURITIES

Although the Fund does not currently anticipate investing in debt securities, the Fund may, in the future, invest a small portion of its total assets in the following obligations:

GENERAL

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds). Each Fund restricts its purchases of these securities to issues denominated and payable in United States dollars. All obligations of non-U.S. issuers purchased by a Fund will be issued or guaranteed by a sovereign government, by a supranational agency whose members are sovereign governments, or by a U.S. issuer in whose debt securities the Fund can invest.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-RELATED SECURITIES. The principal issuers or guarantors of mortgage-related securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-related securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-related securities is smaller and less liquid than the market for mortgage-related securities issued by U.S. government issuers.

STRIPPED MORTGAGE-RELATED SECURITIES. Stripped mortgage-related securities are multi-class mortgage-related securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-related securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, the Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are multiple-class debt obligations that are fully collateralized by mortgage-related pass-through securities or by pools of mortgages ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.

Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-related securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES. Asset-backed securities, which have structural characteristics similar to mortgage-related securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Asset-backed securities have structures and characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

VARIABLE AND FLOATING RATE SECURITIES. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

ZERO-COUPON SECURITIES. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of a Portfolio (and thus an investor's) as the income accrues, even though payment has not been received. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream. Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government Security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government Security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

FINANCIAL INSTITUTION OBLIGATIONS. Financial institution obligations include certificates of deposit, bankers' acceptances, time deposits and other short-term debt obligations. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties.

The Fund may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the United States; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks. Each of these instruments is U.S. dollar denominated.

RISKS

GENERAL. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.


CREDIT RISK. The Fund's investments in debt securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund will only purchase debt securities that are rated in the top four long-term categories by an NRSRO or in the top two short-term categories by an NRSRO ("investment grade securities"). The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch. The Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix B.

Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

MORTGAGE-RELATED SECURITIES. The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-related securities depends in part upon the ability of the Advisers to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other debt securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund's purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-related securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-related securities, although the credit enhancement may increase the costs of the mortgage-related securities.

ASSET-BACKED SECURITIES. Like mortgages underlying mortgage-related securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

                                     OPTIONS

GENERAL

The Fund may invest in options contracts. The Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase by purchasing options and writing (selling) covered options. The Fund may purchase or write options on securities in which it invests and on any securities index based in whole or in part on securities in which it may invest. The Fund may only invest in options traded on an exchange or in an over-the-counter market.

OPTIONS STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

LIMITATIONS ON OPTIONS AND FUTURES

The Fund will not hedge more than 30% of its total assets by buying put options and writing call options. In addition, the Fund will not write put options whose underlying value exceed 5% of the Fund's total assets. The Fund will also not purchase call options if the underlying value of all such options would exceed 5% of the Fund's total assets. The Fund will not enter into options contracts, if immediately thereafter, more than 5% of the Fund's total assets would be invested in options contracts.

RISKS

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund's activities in the options market may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield or return.

                              REPURCHASE AGREEMENTS

GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS

Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements

                       ILLIQUID AND RESTRICTED SECURITIES

GENERAL

The term "illiquid securities", as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS

Limitations  on resale  may have an  adverse  effect on the  marketability  of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

                               FOREIGN SECURITIES

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to the Fund's shareholders; commission rates payable on foreign transactions are generally higher than in the United States; foreign accounting, auditing and financial reporting standards differ from those in the United States and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the United States; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

The Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities held by the Fund.

FOREIGN CURRENCY TRANSACTIONS. Although the Fund has no present intent of conducting foreign currency contracts, the Fund may, in the future, conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. A Portfolio will not enter into forward contracts for speculative purposes. The Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

                              LEVERAGE TRANSACTIONS

GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into purchasing securities on a when-issued, delayed delivery or forward commitment basis (including dollar roll transactions) and the use of swaps and related agreements are transactions that result in leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

BORROWING. The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for any other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of the Fund's total assets.

SECURITIES LENDING. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The Fund will enter into a when-issued  or forward  commitment  if, as a result,
more  than  10%  of  the  Fund's   total  assets  would  be  committed  to  such
transactions.

DOLLAR ROLL TRANSACTIONS. The Fund may enter into "dollar roll" transactions. Dollar roll transactions are transactions in which the Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios.


The Fund limits its obligations on dollar roll transactions to 10% of the Fund's net assets.


SWAPS, CAPS FLOORS AND COLLARS. The Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

The Fund will enter into these transactions primarily to preserve a return or a spread on a particular investment or portion of its portfolio or to protect against any interest rate fluctuations or increase in the price of securities it anticipates purchasing at a later date. The Fund uses these transactions as a hedge and not as a speculative investment, and will enter into the transactions in order to shift the Fund's investment exposure from one type of investment to another.

The use of interest rate protection transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser incorrectly forecasts market values, interest rates and other applicable factors, there may be considerable impact on the Fund's performance. Even if the Adviser is correct in their forecasts, there is a risk that the transaction may correlate imperfectly with the price of the asset or liability being hedged.

The Fund limits its total investment in swaps, caps, floors and collars to 10% of the Fund's total assets.

RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

                          TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

                               CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and

Gateway  structure  if  it  would  materially   increase  costs  to  the  Fund's
shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

                             FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

CONCENTRATION


Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies.


DIVERSIFICATION

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

                           NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BORROWING

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

                                PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of the Fund will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

The performance of the Fund may be quoted in terms of total return. Table 1 in Appendix C includes performance information for the Fund.

Prior to April 1,  2001,  the  Adviser  managed  a  common  trust  fund  with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Fund's performance for periods before April 1, 2001 is that of the common trust fund and takes into consideration the common trust fund's expenses. If the common trust fund's performance had been readjusted to reflect the estimated expenses of the Fund for its first fiscal year, the performance of the Fund would be lower. The common trust fund was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue

Code,  which,  if  applicable,  may have  adversely  affected  its  performance.
Performance   information   represents  only  past   performance  and  does  not
necessarily indicate future results.

                            TOTAL RETURN CALCULATIONS

The total return of the Fund shows the Fund's overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return, the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                    P    = a hypothetical initial payment of $1,000
                    T    = average annual total return
                    n    = number of years
                    ERV  = ending redeemable value: ERV is the value, at the end of the  applicable  period,  of a  hypothetical  $1,000
                         payment made at the beginning of the applicable period

OTHER MEASURES OF TOTAL RETURN

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For instance, the Fund may quote unaveraged or cumulative total returns, which reflect that class' performance over a stated period of time. Moreover, total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                    PT   = period total return
      The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of the Fund as of one or more dates; and
(10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.

The Fund may advertise information regarding the effects of applicable systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                        SYSTEMATIC                               SHARE                             SHARES PURCHASED
      PERIOD            INVESTMENT                               PRICE

         1                 $100                                   $10                                   10.00
         2                 $100                                   $12                                    8.33
         3                 $100                                   $15                                    6.67
         4                 $100                                   $20                                    5.00
         5                 $100                                   $18                                    5.56
         6                 $100                                   $16                                    6.25
                     ------------------                    -------------------                    -------------------
    Total Invested:        $600            Average Price:        $15.17            Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
 ............................................ .........................................................................
 ............................................ .........................................................................
John Y. Keffer*,  Chairman and President     Member and Director,  Forum  Financial Group,  LLC (a mutual
Born:  July 15, 1942                         fund  services holding  company)
Two Portland  Square                         Director,  Forum  Fund  Services,  LLC  (Trust's  underwriter)
Portland,  ME 04101                          Officer of six other  investment  companies for which Forum
                                             Financial Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
Costas Azariadas, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998 - 1999
University of California                     Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                        Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New England)
27 Temple Street                             Trustee of one other investment company for which Forum Financial
Belmont, MA 02718                            Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Trustee  of one  other  investment  company  for which  Forum  Financial
40 West 57th Street                          Group, LLC provides services
New York, NY 10019
 ............................................ .........................................................................
 ............................................ .........................................................................
Thomas G. Sheehan, Vice President            Director of Relationship Management, Forum Financial Group, LLC
Born:  July 15, 1954                         Officer of four other  investment  companies  for which Forum  Financial
Two Portland Square                          Group, LLC provides services
Portland, ME 04101
 ............................................ .........................................................................
 ............................................ .........................................................................
Dale Denno, Vice President                   General Counsel, Forum Financial Group, LLC since  October 2000
Born:  May 1, 1950                           Vice President, Marketing & Development, UNUM Life Insurance Company
Two Portland Square                          1995 - 2000
Portland, ME 04101
 ............................................ .........................................................................
 ............................................ .........................................................................
Ronald  H.  Hirsch,   Treasurer              Managing  Director, Operations/Finance and Operations/Sales,  Forum
Born:  October 14, 1943                      Financial Group, LLC since 1999
Two Portland Square                          Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                           Officer of six other investment companies for which Forum Financial
                                             Group, LLC provides services
 ............................................ .........................................................................
 ............................................ .........................................................................
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm) 1993 -
Two Portland Square                          1998
Portland, ME 04101                           Officer of two other  investment  companies  for which  Forum  Financial
                                             Group, LLC provides services

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as

Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex, which includes all series of the Trust and another investment company for which Forum Financial Group, LLC provides services during a full fiscal year of the Fund.

                                                        COMPENSATION                 TOTAL COMPENSATION FROM THE FUND AND
                 TRUSTEE                                FROM THE FUND                            FUND COMPLEX
John Y. Keffer                                               $0                                       $0
 .......................................... ........................................ ........................................
 .......................................... ........................................ ........................................
Costas Azariadis                                            $286                                    $9,000
 .......................................... ........................................ ........................................
 .......................................... ........................................ ........................................
James C. Cheng                                              $286                                    $9,000
 .......................................... ........................................ ........................................
 .......................................... ........................................ ........................................
J. Michael Parish                                           $286                                    $9,000

                               INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under its agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF ADVISER

Adams, Harkness & Hill, Inc. is a Massachusetts corporation and is privately owned by its employees.

FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

OTHER PROVISIONS OF ADVISER'S AGREEMENT


The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or vote of a majority of the Fund's outstanding voting securities, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).


The Adviser's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice to the Adviser when authorized either by a majority vote of the Fund's outstanding voting securities or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for mistake of judgment, mistake of law or, in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

                                   DISTRIBUTOR

DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive compensation for its distribution services.

OTHER PROVISIONS OF THE DISTRIBUTOR'S AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable with respect to the Fund, and without penalty, by the Trust on 60 days' written notice to FFS when authorized either by vote of a majority of the Fund's outstanding voting securities, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the Fund's average daily net assets plus $24,000 per year. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable with respect to the Fund, and without penalty, by the Board on 60 days' written notice to FAdS or by FAdS on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or inaction, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives 0.01% of the Fund's average daily net assets, $42,000 per year, plus certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of a majority of the Fund's outstanding voting securities, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable with respect to the Fund, and without penalty, by the Board on 60 days' written notice to FAcS or by FAcS on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or inaction in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or inactions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives an annual fee from the Fund of $30,000, certain out-of-pocket expenses, and $24 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by a majority vote of the Fund's outstanding voting securities, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable with respect to the Fund, and without penalty, by the Board on 60 days' written notice to FSS or by FSS on 60 days' written notice to the Trust.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misconduct, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

SHAREHOLDER SERVICING AGENT

Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and FAdS effective April 1, 2001, FAdS is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by FSS ("Shareholder Servicing Activities"). Under the Plan, FAds may enter into shareholder service agreements with financial institutions or other persons who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.


As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through FAdS, with respect to the Fund, a fee of up to 0.25% of the Fund's average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.


Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by FAdS.

CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives 0.01% of the Fund's average daily net assets, $3,600 per year, plus certain transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL


Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.


INDEPENDENT AUDITORS

Deloitte & Touche, LLP, 200 Berkeley Strret, Boston, MA 02116, independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

                      HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

                                COMMISSIONS PAID

Table 6 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

                 ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

                             CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

                         OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

                                COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

                         TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

                          OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


                               PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

                      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

                         ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

                                      IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

                                   UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

                    PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                        ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

                        SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

                               REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is December 31 (the same as the Fund's fiscal year end).

                            MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

                               FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.


Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.


Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.


You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 (or December 31, if the foregoing election is made) of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 (or December 31, as the case may be) in determining ordinary taxable income for the succeeding calendar year.


The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                          SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

                               BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS


Taxation of a shareholder who, under the Code, is a nonresident alien individual or foreign corporation ("foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.


If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.


The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Special rules apply to shareholders, which are foreign partnerships or foreign trusts. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.


                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                     Investors Bond Fund
BrownIA Growth Equity Fund                    Maine TaxSaver Bond Fund
BrownIA Maryland Bond Fund                    Mastrapasqua Growth Value Fund
BrownIA Small-Cap Growth Fund                 New Hampshire TaxSaver Bond Fund
Daily Assets Cash Fund(1)                     Payson Balanced Fund
Daily Assets Government Fund(1)               Payson Value Fund
Daily Assets Government Obligations Fund(1)   Polaris Global Value Fund
Daily Assets Treasury Obligations Fund(1)     TaxSaver Bond Fund
Equity Index Fund                             The Advocacy Fund

 (1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.


The Trust, the Fund's investment adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.


The Trust and the Fund will continue indefinitely until terminated.

SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class's performance.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.


Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


FUND OWNERSHIP

As of March 29, 2001, the officers and trustees of the Trust, as a group, owned less than 1% of the shares of each class of the Fund. From time to time, certain shareholders of record may own 5% or more of the Fund's shares. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of March 29, 2001, are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of March 29, 2001, and prior to the public offering of the Fund, Forum Financial Group, LLC, a Delaware limited liability company, owned 100% of the Fund's shares and may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities. It is not expected that Forum Financial Group, LLC will continue to control the Fund after its public offering.

LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

Financial statements are not available because the Fund had not commenced operations prior to the date of this SAI.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

                                 PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC    Preferred   stock  rated   BB,   B,  and  CCC  is   regarded,   on
              balance, as predominantly speculative with respect to the issuer's capacity to pay  preferred  stock  obligations.  BB indicates  the lowest  degree of  speculation  and CCC the  highest.  While  such
              issues   will   likely   have   some   quality   and    protective
              characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.          This indicates  that no rating has been  requested,  that there is
              insufficient   information   on which  to base a  rating,  or that
              Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers  rated  Not  Prime  do  not  fall within any of the Prime
PRIME          rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B
MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees payable to the Adviser by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

          ADVISORY FEE PAYABLE     ADVISORY FEE WAIVED     ADVISORY FEE RETAINED

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of fees payable to FAdS by the Fund, the amount of fee that was waived by FAdS, if any, and the actual fees received by FAdS.

           ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
               PAYABLE                  WAIVED                 RETAINED

Administration fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to FAcS by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS.

        ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED

Accounting fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of fees payable to FSS by the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS.

           TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
                 PAYABLE                  WAIVED                 RETAINED

Transfer agency fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 5 - COMMISSIONS

The following table shows the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period).

                           TOTAL BROKERAGE    % OF BROKERAGE
                           COMMISSIONS ($)     COMMISSIONS           % OF
                              PAID TO AN        PAID TO AN       TRANSACTIONS
         TOTAL BROKERAGE     AFFILIATE OF      AFFILIATE OF     EXECUTED BY AN
         COMMISSIONS ($)     THE FUND OR       THE FUND OR     AFFILIATE OF THE
                              ADVISER           ADVISER        FUND OR ADVISER

Information regarding brokerage commissions paid is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

REGULAR BROKER OR DEALER                              VALUE HELD

Information regarding positions held in the securities of regular brokers and dealers of the Fund is not provided because the Fund had not commenced operations prior to the date of this SAI.

TABLE 7 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of March 29, 2001.

NAME AND ADDRESS                                       % OF FUND
Forum Financial Group, LLC                               100%
Two Portland Square
Portland, Maine 04101

APPENDIX C
PERFORMANCE DATA
--------------------------------------------------------------------------------

TABLE 1 -  TOTAL RETURNS

                            CALENDAR                             SINCE INCEPTION
ONE MONTH   THREE MONTHS  YEAR TO DATE   ONE YEAR THREE FIVE YEARS (ANNUALIZED)
                                                  YEARS

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)  See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).


    (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).


    (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

    (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

    (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (8) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).


    (9) Form of Investment Advisory Agreement between Registrant and Shaker Management, Inc., relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 89 via EDGAR on March 6, 2001, accession number 0001004402-01-000076).


     (10) Form of Investment Advisory Agreement between Registrant and Winslow Management Company, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 88 via EDGAR on January 22, 2001, accession number 0001004402-01-000025).

(e) (1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (4) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC relating to, Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (e)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).


(f)  None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).


     (2) Form of Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

     (3) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as

          Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (4) Form of Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine
          TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

    (2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine
          TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

     (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (4)  Form  of  Fund  Accounting  Agreement  between  Registrant  and  Forum
          Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine
          TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

    (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine
          TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson

          Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Maine
          TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

     (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

    (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

    (9) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

    (10) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


    (11) Form of Shareholder Service Plan of Registrant relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 89 via EDGAR on March 6, 2001, accession number 0001004402-01-000076).


    (12) Form of Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 88 via EDGAR on January 22, 2001, accession number 0001004402-01-000025).


(i) (1)   Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

    (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)  None.

(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Asset Cash Fund (Exhibit incorporated by reference as filed as

          Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

    (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


    (3) Form of Rule 12b-1 Plan, adopted by Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (m)(3) in post-effective amendment No. 89 via EDGAR on March 6, 2001, accession number 0001004402-01-000076).


(n) (1) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).


    (2) Form of 18f-3 Plan, relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-effective amendment No. 89 via EDGAR on March 6, 2001, accession number 0001004402-01-000076).


(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

    (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (8) Code of Ethics adopted by Wells Fargo Bank N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

    (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

    (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).


     (12) Form of Code of Ethics adopted by Shaker Management, Inc.(Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 87 via EDGAR on January 16, 2001, accession number 0001004402-01-000018).

    (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Filed herewith).

Other Exhibits:


(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).


(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).


(C)  Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).


(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
     (j)(4),  (j)(5),  (j)(6),  (j)(7),  (j)(8),  (j)(9),  (j)(10),  (j)(11) and
     (j)(12) in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

     Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:

     "10.02. INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

          (A) By the court or other body approving the settlement;

          (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

          (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

     provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e)      Conditional advancing of indemnification monies under this Section
     5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., and Forum Investment Advisers, LLC include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc., Brown Advisory Incorporated, Brown Investment Advisors & Trust Company, Mastrapasqua & Associates, Polaris Capital Management, Inc., Shaker Management, Inc. and Trillium Asset Management Corporation provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

     (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

     (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Forum Investment Advisors, LLC

     The description of Forum Investment Advisors, LLC (investment adviser to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund) contained in Parts A and B of post-effective amendment No. 81 (accession number 0001004402-00-000261) and in Parts A and B of post-effective amendment No. 86 (accession number 0001004402-00-000412) to the Trust's Registration Statement, is incorporated by reference herein.

     The  following  are the  members of Forum  Investment  Advisors,  LLC,  Two
     Portland   Square,   Portland,   Maine  04101,   including  their  business
     connections, which are of a substantial nature.

                            Forum Trust, LLC, Member.

     Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

     The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.


     Name                                 Title                          Business Connection
     ........................................................ ..................................
     David I. Goldstein        Director and Secretary         Forum Investment Advisors, LLC
                               .............................. ..................................
                               Secretary                      Forum Financial Group, LLC
                               .............................. ..................................
                               Officer                        Other Forum affiliated companies
     ........................................................ ..................................
     Marc D. Keffer            Assistant Secretary            Forum Investment Advisors, LLC
                               .............................. ..................................
                               Assistant Secretary            Forum Financial Group, LLC
                               .............................. ..................................
                               Officer                        Other Forum affiliated companies
     ........................................................ ..................................
     Ronald Hirsch             Treasurer                      Forum Investment Advisors, LLC
                               .............................. ..................................
                               Treasurer                      Forum Financial Group, LLC
                               .............................. ..................................
                               Officer                        Other Forum affiliated companies
     ........................................................ ..................................
     Ben Niles                 Vice President                 Forum Investment Advisors, LLC
     ........................................................ ..................................
     Fred Skillin              Assistant Treasurer            Forum Investment Advisors, LLC
     ........................................................ ..................................

(b)  H.M. Payson & Co.


     The description of H.M. Payson & Co. (investment adviser to Payson Value Fun and Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.


     The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

  Name                     Title                            Business Connection
  ........................ ................................ ....................
  Adrian L. Asherman       Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  John C. Downing          Managing Director, Treasurer     H.M. Payson & Co.
  ........................ ................................ ....................
  Thomas M. Pierce         Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  Peter E. Robbins         Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  John H. Walker           Managing Director, President     H.M. Payson & Co.
  ........................ ................................ ....................
  Teresa M. Esposito       Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  John C. Knox             Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  Harold J. Dixon          Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  Michael R. Currie        Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  William O. Hall, III     Managing Director                H.M. Payson & Co.
  ........................ ................................ ....................
  William N. Weickert       Managing Director                H.M. Payson & Co.


(c)  Austin Investment Management, Inc.

     The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

     The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

  Name                     Title                            Business Connection
  ........................ ................................ ....................
  Peter Vlachos            Director, President, Treasurer,  Austin Investment
                           Secretary                        Management Inc.

(d)  Brown Investment Advisory & Trust Company

     The description of Brown Investment Advisory & Trust Company ("Brown")(investment adviser to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's Registration Statement (accession number 0001004402-00-000327), is incorporated by reference herein.

     The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Michael D. Hankin                     President, Chief Executive         Brown
                                        Officer, Trustee
                                        .................................. ...................................
                                        President                          The Maryland Zoological Society
                                        .................................. ...................................
                                        Trustee                            The Valleys Planning Council
  ..................................... .................................. ...................................
  David L. Hopkins, Jr.                 Trustee                            Brown
                                        .................................. ...................................
                                        Director                           Westvaco Corporation
                                        .................................. ...................................
                                        Director                           Metropolitan Opera Association
                                        .................................. ...................................
                                        Trustee and Chairman, Finance      Episcopal Church Foundation
                                        Committee
                                        .................................. ...................................
                                        Trustee                            Maryland Historical Society
  ..................................... .................................. ...................................
  Frank Bonsal                          Trustee                            Brown
                                        .................................. ...................................
                                        Partner                            New Enterprise Associates
                                                                           1119 St. Paul Street
                                                                           Baltimore, MD 21202
                                        .................................. ...................................
                                        Board Member                       Aether Systems
                                                                           Owings Mills, MD
                                        .................................. ...................................
                                        Board Member                       CORVIS Corporation
                                                                           Columbia, MD
                                        .................................. ...................................
                                        Board Member                       ViewGate Networks, Inc. (formerly
                                                                           Network People)
                                                                           Arlington, VA
                                        .................................. ...................................
                                        Board Member                       MedSpecialists, Inc.
                                                                           Charlottesville, VA
                                        .................................. ...................................
                                        Board Member                       Seneca Networks, Inc.
                                                                           Rockville, MD
                                        .................................. ...................................
                                        Board Member                       Versient.com (formerly
                                                                           Worldnetpress)
                                        .................................. ...................................
                                        Special Limited Partner            Amadeus Capital Partners
                                        .................................. ...................................
                                        Special Limited Partner            Boulder Venture
                                        .................................. ...................................
                                        Special Limited Partner            Novak Biddle
                                        .................................. ...................................
                                        Special Limited Partner            Trellis Ventures
                                        .................................. ...................................
                                        Special Limited Partner            Windward Ventures

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Truman T. Semans                      Vice Chairman of the Board of      Brown
                                        Trustees
                                        .................................. ...................................
                                        Trustee, Member and Former         Duke University
                                        Chairman of Investment Committee
                                        .................................. ...................................
                                        Trustee, Chairman of Finance       Lawrenceville School
                                        Committee and Member of
                                        Investment and Executive
                                        Committees
                                        .................................. ...................................
                                        Board of Directors, Member of      Chesapeake Bay Foundation
                                        Investment and Executive
                                        Committees
                                        .................................. ...................................
                                        Chairman                           Flag Investors Mutual Funds
                                        .................................. ...................................
                                        Investment Committee Member        Mercy Medical Center
                                        .................................. ...................................
                                        Investment Committee Member        St. Mary's Seminary
                                        .................................. ...................................
                                        Investment Committee Member        Archdiocese of Baltimore
                                        .................................. ...................................
                                        Investment Committee Member        Robert E. Lee Memorial Foundation
                                        .................................. ...................................
                                        Investment Committee Member        W. Alton Jones Foundation
  ..................................... .................................. ...................................
  William C. Baker                      Trustee                            Brown
                                        .................................. ...................................
                                        President and Chief Executive      Chesapeake Bay Foundation
                                        Officer
                                        .................................. ...................................
                                        Trustee                            John Hopkins Hospital
                                        .................................. ...................................
                                        Member                             Washington College Board of
                                                                           Visitors and Governors
                                        .................................. ...................................
                                        Director                           Baltimore Community Foundation
  ..................................... .................................. ...................................
  Jack S. Griswold                      Trustee                            Brown
                                        .................................. ...................................
                                        Managing Director                  Armata Partners
                                        .................................. ...................................
                                        Director                           Alex. Brown Realty
                                        .................................. ...................................
                                        Trustee                            The Baltimore Community Foundation
                                        .................................. ...................................
                                        Trustee                            The Chesapeake Bay Foundation
                                                                           Living Classrooms
                                        .................................. ...................................
                                        Chairman                           Maryland Historical Society
                                        .................................. ...................................
                                        Member                             Washington College Board of
                                                                           Visitors and Governors
                                        .................................. ...................................
                                        Treasurer                          Washington College
                                        .................................. ...................................
                                        Chair                              Campaign for Washington's College
  ..................................... .................................. ...................................
  L. Linehan                            Trustee                            Brown
                                        .................................. ...................................
                                        President                          Woodbrook Capital, Inc.
                                        .................................. ...................................
                                        Chairman                           Strescon Industries
                                        .................................. ...................................
                                        Chairman                           UMBC Board of Visitors
                                        .................................. ...................................
                                        Chairman Investment Committee      Gilman School
                                        .................................. ...................................
                                        Board of Directors Member          Stoneridge, Inc.
                                        .................................. ...................................
                                        Board of Directors Member          Sagemaker, Inc.
                                        .................................. ...................................
                                        Board of Directors Member          Medical Mutual Liability
                                                                           Insurance Society of Maryland
                                        .................................. ...................................
                                        Board of Directors Member          Heritage Properties, Inc.
                                        .................................. ...................................
                                        Board of Directors Member          St. Mary's Seminary & University
                                        .................................. ...................................
                                        Board of Directors Member          St. Ignatius Loyola Academy
                                        .................................. ...................................
                                        Board of Directors Member          University of Notre Dame Advisory
                                                                           Council
  ..................................... .................................. ...................................

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Walter D. Pinkard, Jr.                Trustee                            Brown
                                        .................................. ...................................
                                        President and Chief Executive      Colliers Pinkard
                                        Officer
                                        .................................. ...................................
                                        Chairman                           The Americas Region of Colliers
                                                                           International
                                        .................................. ...................................
                                        Vice President                     France Foundation
                                        .................................. ...................................
                                        Chairman                           The Baltimore Community Foundation
                                        .................................. ...................................
                                        Board of Directors Member          France-Merrick Foundation
                                        .................................. ...................................
                                        Trustee                            The John Hopkins University
                                        .................................. ...................................
                                        Trustee                            The Greater Baltimore Committee
                                        .................................. ...................................
                                        Trustee                            Gilman School
                                        .................................. ...................................
                                        Trustee                            Calvert School
                                        .................................. ...................................
                                        Trustee                            The Baltimore Community Foundation
                                        .................................. ...................................
                                        Trustee                            The East Baltimore Community
                                                                           Development Bank
                                        .................................. ...................................
                                        Trustee                            The Greater Baltimore Alliance
                                        .................................. ...................................
                                        Director                           Baltimore Reads, Inc.
                                        .................................. ...................................
                                        Trustee                            The Downtown Baltimore District
                                                                           Authority
                                        .................................. ...................................
                                        Trustee                            The Yale University Development
                                                                           Board
                                        .................................. ...................................
                                        Trustee                            The Maryland Business Roundtable
                                                                           for Education
  ..................................... .................................. ...................................
  John J.F. Sherrerd                    Trustee                            Brown
                                        .................................. ...................................
                                        Director                           Provident Mutual Life Insurance
                                                                           Company
                                        .................................. ...................................
                                        Director                           C. Brewer and Company
                                        .................................. ...................................
                                        Trustee, Vice Chairman of          Princeton University
                                        Executive Committee
                                        .................................. ...................................
                                        Trustee, Chairman of Investment    The Robertson Foundation
                                        Committee
                                        .................................. ...................................
                                        Trustee                            GESU School
                                        .................................. ...................................
                                        Director and Executive Committee   Princeton Investment Management
                                        Member
                                        .................................. ...................................
                                        Board of Overseers                 University of Pennsylvania
                                                                           Wharton School
  ..................................... .................................. ...................................
  David M. Churchill, CPA               Chief Financial Officer            Brown

(e)  Brown Advisory Incorporated

     The description of Brown Advisory Incorporated ("Brown Advisory")(investment adviser to BrownIA Maryland Bond Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Michael D. Hankin                     President                          Brown Advisory
  ..................................... .................................. ...................................
                                        President, Chief Executive         Brown
                                        Officer, Trustee
                                        .................................. ...................................
                                        President                          The Maryland Zoological Society
                                        .................................. ...................................
                                        Trustee                            The Valleys Planning Council
  ..................................... .................................. ...................................
  David L. Hopkins, Jr.                 Treasurer                          Brown Advisory
  ..................................... .................................. ...................................
                                        Chairman                           Brown
                                        .................................. ...................................
                                        Director                           Westvaco Corporation
                                        .................................. ...................................
                                        Director                           Metropolitan Opera Association
                                        .................................. ...................................
                                        Trustee and Chairman, Finance      Episcopal Church Foundation
                                        Committee
                                        .................................. ...................................
                                        Trustee                            Maryland Historical Society
  ..................................... .................................. ...................................
  Edward Dunn III                       Secretary                          Brown Advisory

(f)  Polaris Capital Management, Inc.

     The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Bernard R. Horn, Jr.                  President, Portfolio Manager       Polaris
  ..................................... .................................. ...................................
  Edward E. Wendell, Jr.                Treasurer                          Polaris
                                        .................................. ...................................
                                        President                          Boston Investor Services, Inc.
  ..................................... .................................. ...................................

(g)  Mastrapasqua & Associates

     The description of Mastrapasqua & Associates ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

     The following are the directors and principal executive officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Frank Mastrapasqua                    Chairman, CEO and Portfolio        Mastrapasqua
                                        Manager
  ..................................... .................................. ...................................
  Thomas A. Trantum                     President, Portfolio Manager and   Mastrapasqua
                                        Security Analyst

(h)  Trillium Asset Management Corporation

     The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to the Trust's Registration Statement (accession number 0001004402-00-000283), is incorporated by reference herein.

     The following are the directors and principal executive officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Joan Bavaria                          President, Board of Directors      Adviser
                                        Member, Treasurer
                                        .................................. ...................................
                                        President, Treasurer and Director  FRDC California Corporation
                                                                           (dissolved)
                                        .................................. ...................................
                                        President, Treasurer and           Franklin Insight, Inc. (Purchased
                                        Director (formerly)                by the Adviser)
                                        .................................. ...................................
                                        Founding Co-Chair                  Coalition for Environmentally
                                                                           Responsible Economies
                                                                           Boston, MA
                                        .................................. ...................................
                                        Director (formerly)                Green Seal
                                                                           Washington, DC
                                        .................................. ...................................
                                        Director                           Lighthawk
                                                                           San Francisco, CA
                                        .................................. ...................................
                                        Advisory Board                     The Greening of Industry
                                                                           Worcester, MA
                                        .................................. ...................................
                                        Director (formerly)                Social Investment Forum
                                                                           Boston, MA
                                        .................................. ...................................
                                        Chair (formerly)                   National Advisory Committee for
                                                                           Policy and Technology's
                                                                           Subcommittee, Community Based
                                                                           Environmental Policy
                                                                           Washington, DC
  ..................................... .................................. ...................................
  Patrick J. McVeigh                    Executive Vice President           Adviser
                                        .................................. ...................................
                                        Director                           SEED Haiti Community Development
                                                                           Loan Fund
                                                                           99 High Street,
                                                                           Brookline, MA 02445
  ..................................... .................................. ...................................
  Shelley Alpern                        Director, Assistant Vice           Adviser
                                        President
                                        .................................. ...................................
                                        Student (formerly)                 University of Texas
                                                                           Austin, TX
  ..................................... .................................. ...................................
  Samuel B. Jones, Jr., CFA             Senior Vice President, Chief       Adviser
                                        Investment Officer
                                        .................................. ...................................
                                        Chairman 1991-1997                 Standards and Policy
                                        Member 1982-1999                   Subcommittee, Association for
                                                                           Investment Management and Research
                                                                           Charlottesville, VA 22903
                                        .................................. ...................................
                                        Member (formerly)                  Council of Examiners, Institute
                                                                           of Chartered Financial Analysts
                                                                           Charlottesville, VA 22903
  ..................................... .................................. ...................................
  F. Farnum Brown, Jr., Ph.D.           Senior Vice President              Adviser327 West Main Street
                                                                           Durham, NC 27701-3215
                                        .................................. ...................................
                                        Director (until 6/98)              Durham Community Land Trust
                                                                           1401 Morehead Avenue
                                                                           Durham, NC 27707
  ..................................... .................................. ...................................
  Susan Baker Martin                    Vice President                     Adviser
                                        .................................. ...................................
                                        Trustee                            Congregational Church of South
                                                                           Dartmouth
                                                                           Middle Street
                                                                           Dartmouth, MA

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Lisa Leff, CFA                        Vice President                     Adviser
                                        .................................. ...................................
                                        Director and Employee (until       Smith Barney Asset Management
                                        1999)                              388 Greenwich Street
                                                                           New York, NY 10013
                                        .................................. ...................................
                                        Director (until 1999)              Social Investment Forum
                                                                           Washington, DC
                                        .................................. ...................................
                                        Founder and Co-Chair (until 1999)  Social Investment Security
                                                                           Analysts Group, New York Society
                                                                           of Security Analysts
                                                                           New York, NY
                                        .................................. ...................................
                                        Director                           Verite
                                                                           Amherst, MAs
                                        .................................. ...................................
                                        Director (until 1999)              Maternity Center Association
                                                                           23rd and Park Avenue
                                                                           New York, NY
  ..................................... .................................. ...................................
  Stephanie R. Leighton, CFA            Vice President                     Adviser
                                        .................................. ...................................
                                        Treasurer                          Local Enterprise Assistance Fund,
                                                                           Boston, MA
                                        .................................. ...................................
                                        Executive Committee Member         New England Chapter of the Social
                                                                           Investment Forum
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Cheryl I. Smith, CFA                  Vice President                     Adviser
                                        .................................. ...................................
                                        Finance Committee (Director,       Resist
                                        formerly)                          259 Elm Street, Suite 201
                                                                           Somerville, MA 02144
                                        .................................. ...................................
                                        Treasurer                          Performing Artists at Lincoln
                                                                           School
                                                                           Kennard Road
                                                                           Brookline, MA 02445
  ..................................... .................................. ...................................
  Eric Becker, CFA                      Vice President                     Adviser
                                        .................................. ...................................
                                        Director                           Interlock Media, Inc.
                                                                           Cambridge, MA
  ..................................... .................................. ...................................
  Linnie McLean                         Senior Vice President              Adviser
                                        .................................. ...................................
                                        Loan Committee                     Boston Community Loan Fund
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Patricia L. Davidson                  Vice President                     Adviser
                                        .................................. ...................................
                                        Member                             Program Committee, The Women's
                                                                           Foundation
                                                                           340 Pine Street
                                                                           San Francisco, CA 94104
  ..................................... .................................. ...................................
  Diane M. DeBono                       Senior Vice President              Adviser
  ..................................... .................................. ...................................
  James Crawford, JD                    Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Professor, Associate Dean          University of California,
                                        (retired)                          Berkley, CA
  ..................................... .................................. ...................................
  Thomas Gladwin, Ph.D.                 Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Professor                          New York University
                                                                           Stern School of Business
                                                                           44 W. 4th Street
                                                                           New York, NY
                                        .................................. ...................................
                                        Max McGraw Professorship of        University of Michigan
                                        Sustainable Enterprise and         Ann Arbor, MI 48109
                                        Associated Directorship

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  Robert Glassman                       Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Chairman and Co-Chairman           Wainwright Bank & Trust Company
                                                                           63 Franklin Street
                                                                           Boston, MA 02110
                                        .................................. ...................................
                                        Chairman Investment Committee      The Boston Foundation
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Sally Greenberg, JD                   Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Senior Product Safety Counsel      Consumers Union
                                                                           1666 Connecticut Avenue N.W.
                                                                           Washington, DC 20009
                                        .................................. ...................................
                                        President (past)                   Massachusetts Women's Bar
                                                                           Association
                                                                           Boston, MA
                                        .................................. ...................................
                                        Eastern States Civil Rights        Anti-Defamation League
                                        Counsel                            1 Lincoln Plaza
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Charles Grigsby                       Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Senior Vice President              Mass Capital Resource Company
                                                                           420 Boylston Street
                                                                           Boston, MA 02116
                                        .................................. ...................................
                                        Director and Acting Deputy         City of Boston Neighborhood
                                                                           Development Department
                                                                           26 Court Street
                                                                           Boston, MA 02108
                                        .................................. ...................................
                                        Member (formerly)                  Federal Reserve Bank Small
                                                                           Business Advisory Committee
                                        .................................. ...................................
                                        Member (formerly)                  Massachusetts State Board of
                                                                           Education
  ..................................... .................................. ...................................
  Milton Moskowitz                      Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Writer                             Mill Valley, CA 94941
  ..................................... .................................. ...................................
  Carol O'Cleireacain, Ph.D.            Board of Directors Member
                                        .................................. ...................................
                                        Economic Consultant                New York, NY
                                        .................................. ...................................
                                        Senior Fellow                      Brookings Institution, Center on
                                                                           Urban and Metropolitan Policy
                                                                           1775 Massachusetts Avenue N.W.,
                                                                           Washington, DC 20036
                                        .................................. ...................................
                                        Chair (formerly)                   Council of Institutional
                                                                           Investors Executive Committee
  ..................................... .................................. ...................................
  John Plukas                           Board of Directors Member          Adviser
                                        .................................. ...................................
                                        President and Co-Chairman          Wainwright Bank & Trust Company
                                                                           63 Franklin Street
                                                                           Boston, MA 02110
                                        .................................. ...................................
                                        Director                           New England Foundation for the
                                                                           Arts
                                                                           Boston, MA

  Name                                  Title                              Business Connection
  ..................................... .................................. ...................................
  George Rooks                          Portfolio Manager, Board of        Adviser
                                        Directors Member
                                        .................................. ...................................
                                        President and Owner                Heritage Capital Management
                                                                           31 Milk Street
                                                                           Boston, MA
                                        .................................. ...................................
                                        Investment Manager                 J.L. Kaplan Associates
                                                                           29 Commonwealth Avenue
                                                                           Boston, MA
                                        .................................. ...................................
                                        President (formerly)               First Capital Corporation of
                                                                           Boston
                                                                           Boston, MA
                                        .................................. ...................................
                                        President (formerly)               First Venture Capital Corporation
                                                                           Boston, MA
                                        .................................. ...................................
                                        Portfolio Manager (formerly)       BankBoston
                                                                           Boston, MA
                                        .................................. ...................................
                                        Trustee                            Jewish Federation of the North
                                                                           Shore
                                                                           Boston, MA
  ..................................... .................................. ...................................
  Elliot Sclar, Ph.D.                   Chairman, Board of Directors       Adviser
                                        .................................. ...................................
                                        Professor                          Columbia University School of
                                                                           Architecture
                                                                           New York, NY
                                        .................................. ...................................
                                        Director, Vice President           Franklin Insight, Inc.
                                        (Formerly)
                                        .................................. ...................................
                                        Director                           Wainwright Bank & Trust Company
                                                                           63 Franklin Street
                                                                           Boston, MA 02110
  ..................................... .................................. ...................................
  William Torbert, Ph.D.                Board of Directors Member          Adviser
                                        .................................. ...................................
                                        Professor                          Boston College
                                                                           Chestnut Hill, MA

(i)  Wells Fargo Funds Management, LLC

     Wells Fargo Funds Management, LLC ("Funds Management"), 525 Market St., San Francisco, CA, assumed investment advisory responsibilities for Index Portfolio, a series of Wells Fargo Core Trust, on or about March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and affiliate of Wells Fargo Bank, N.A., was created for this purpose in early 2001. To the knowledge of Registrant, none of the directors or executive officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.

(j)  Wells Capital Management Incorporated


     The description of Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., investment sub-advisor for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of Post-Effective Amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

(k)  Shaker Management, Inc.

     The description of Shaker Management, Inc. ("Shaker"), investment adviser for Shaker Fund, contained in Parts A and B of post-effective amendment No. 89 (accession number 0001004402-01-000076) to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                                 Title                                Business Connection
  .................................... .................................... ..................................
  Edward Paul Hemmelgarn               President and Director               Shaker
                                       .................................... ..................................
                                       President and Director               Shaker Investments, Inc.
                                       .................................... ..................................
                                       Managing Member                      Shaker Investment Management, LLC
  .................................... .................................... ..................................
  David Rogers Webb                    Executive Vice President and         Shaker
                                       Director
                                       .................................... ..................................
                                       Executive Vice President and         Shaker Investments, Inc.
                                       Director
                                       .................................... ..................................
                                       Managing Member                      Shaker Investments Management,
                                                                            LLC
  .................................... .................................... ..................................
  Adam Sanders Solomon                 Chairman of the Board and Director   Shaker
                                       .................................... ..................................
                                       Chairman of the Board and Director   Shaker Investments, Inc.
                                       .................................... ..................................
                                       Managing Member                      Shaker Investments Management,
                                                                            LLC
  .................................... .................................... ..................................

(k)  Adams, Harkness & Hill, Inc.

     The description of Adams, Harkness & Hill, Inc. ("AHH"), investment adviser for Winslow Green Growth Fund, contained in Parts A and B of this amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The following are the directors and principal executive officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

  Name                       Title                           Business Connection
  .......................... ............................... ...................
  John W Adams               Chairman and Chief Executive    AHH
                             Officer
  .......................... ............................... ...................
  Steven B. Frankel          Managing Director               AHH
  .......................... ............................... ...................
  Sharon Lewis               Managing Director               AHH
  .......................... ............................... ...................
  Timothy J. McMahon         Managing Director               AHH
  .......................... ............................... ...................
  Theodore L. Stebbins       Managing Director               AHH
  .......................... ............................... ...................
  Greg Benning               Managing Director               AHH
  .......................... ............................... ...................
  Greg Brown                 Managing Director               AHH
  .......................... ............................... ...................
  Lawrence F. Calahan, II    Managing Director               AHH
  .......................... ............................... ...................
  Cynthia A. Cycon           Managing Director               AHH
  .......................... ............................... ...................
  Francis J. Dailey          Managing Director               AHH
  .......................... ............................... ...................
  Rick Franco                Managing Director               AHH
  .......................... ............................... ...................
  Joseph W. Hammer           Managing Director               AHH
  .......................... ............................... ...................
  James Kedersha             Managing Director               AHH
  .......................... ............................... ...................
  Russell W. Landon          Managing Director               AHH
  .......................... ............................... ...................
  Benjamin A. Marsh          Managing Director               AHH
  .......................... ............................... ...................
  Paul M. Mazzarella         Managing Director               AHH
  .......................... ............................... ...................
  Danny McDonald             Managing Director               AHH
  .......................... ............................... ...................
  James O'Hare               Managing Director               AHH
  .......................... ............................... ...................
  Matthew W. Patsky          Managing Director               AHH
  .......................... ............................... ...................
  Joseph Ranieri             Managing Director               AHH
  .......................... ............................... ...................
  Ronald D. Ree              Managing Director               AHH
  .......................... ............................... ...................
  Jack Robinson              Managing Director               AHH
  .......................... ............................... ...................
  Christopher Sands          Managing Director               AHH
  .......................... ............................... ...................
  Jamie Simms                Managing Director               AHH
  .......................... ............................... ...................
  John Tesoro                Managing Director               AHH
  .......................... ............................... ...................
  Harry E. Wells III         Managing Director and Clerk     AHH
  .......................... ............................... ...................
  Carol Werther              Managing Director               AHH
  .......................... ............................... ...................
  Deborah Widener            Managing Director               AHH
  .......................... ............................... ...................
  Sam Wilkins III            Managing Director               AHH
  .......................... ............................... ...................
  Frederick L. Wolf          Managing Director               AHH
  .......................... ............................... ...................
  Allyn C. Woodward Jr.      President and Managing Director AHH
  .......................... ............................... ...................
  Stephen Zak                Managing Director, CFO, and     AHH
                             Treasurer
  .......................... ............................... ...................
  J. Eric Anderson           Principal                       AHH
  .......................... ............................... ...................
  Nancy R. Atcheson          Principal                       AHH
  .......................... ............................... ...................
  Barry Bocklett             Principal                       AHH
  .......................... ............................... ...................
  Susan Braverman-Lione      Principal                       AHH
  .......................... ............................... ...................
  Blaine Carroll             Principal                       AHH
  .......................... ............................... ...................
  Thomas C. Cochran III      Principal                       AHH
  .......................... ............................... ...................
  Mike Comerford             Principal                       AHH
  .......................... ............................... ...................
  James Corscadden           Principal                       AHH
  .......................... ............................... ...................
  Gordon Cromwell            Principal                       AHH
  .......................... ............................... ...................
  Vernon Essi                Principal                       AHH
  .......................... ............................... ...................
  Rick Faust                 Principal                       AHH
  .......................... ............................... ...................
  Elizabeth T. Harbison      Principal                       AHH
  .......................... ............................... ...................
  Robert H. Johnson          Principal                       AHH
  .......................... ............................... ...................
  Chris Leger                Principal                       AHH
  .......................... ............................... ...................
  Jeff McCloskey             Principal                       AHH
  .......................... ............................... ...................
  John F. Murphy             Principal                       AHH
  .......................... ............................... ...................
  Bridget O'Brien            Principal                       AHH
  .......................... ............................... ...................
  Ben Z. Rose                Principal                       AHH
  .......................... ............................... ...................
  Robert Sheppard            Principal                       AHH
  .......................... ............................... ...................
  Howard Silfen              Principal                       AHH
  .......................... ............................... ...................
  Gordon L. Szerlip          Principal                       AHH

  Name                       Title                           Business Connection
  .......................... ............................... ...................
  David Thibodeau            Principal                       AHH
  .......................... ............................... ...................
  Charles Trafton            Principal                       AHH
  .......................... ............................... ...................
  Mark E. Young              Principal                       AHH
  .......................... ............................... ...................
  Alexandra Adams            Vice President                  AHH
  .......................... ............................... ...................
  Alexander Arnold           Vice President                  AHH
  .......................... ............................... ...................
  Greg Beloff                Vice President                  AHH
  .......................... ............................... ...................
  Joe Bruno                  Vice President                  AHH
  .......................... ............................... ...................
  Jerry Buote                Vice President                  AHH
  .......................... ............................... ...................
  Joe Buttarazzi             Vice President                  AHH
  .......................... ............................... ...................
  Peter Cahill               Vice President                  AHH
  .......................... ............................... ...................
  Sarah Cannon               Vice President                  AHH
  .......................... ............................... ...................
  Joe Ciardi                 Vice President                  AHH
  .......................... ............................... ...................
  Ben Conway                 Vice President                  AHH
  .......................... ............................... ...................
  Dan Coyne                  Vice President                  AHH
  .......................... ............................... ...................
  Matthew Epstein            Vice President                  AHH
  .......................... ............................... ...................
  Frank Gaul                 Vice President                  AHH
  .......................... ............................... ...................
  James Jasinski             Vice President                  AHH
  .......................... ............................... ...................
  Michael Landry             Vice President                  AHH
  .......................... ............................... ...................
  Tim Leland                 Vice President                  AHH
  .......................... ............................... ...................
  Jeff Liguori               Vice President                  AHH
  .......................... ............................... ...................
  Michael Moses              Vice President                  AHH
  .......................... ............................... ...................
  Cindy Mulica               Vice President                  AHH
  .......................... ............................... ...................
  Sandra Notardonato         Vice President                  AHH
  .......................... ............................... ...................
  Channing Page              Vice President                  AHH
  .......................... ............................... ...................
  Lynn Pieper                Vice President                  AHH
  .......................... ............................... ...................
  Andrew Pojani              Vice President                  AHH
  .......................... ............................... ...................
  Ryan Rauch                 Vice President                  AHH
  .......................... ............................... ...................
  Felicia Reed               Vice President                  AHH
  .......................... ............................... ...................
  Laura Richardson           Vice President                  AHH
  .......................... ............................... ...................
  Marvin Ritchie             Vice President                  AHH
  .......................... ............................... ...................
  Patrick Sherbrooke         Vice President                  AHH
  .......................... ............................... ...................
  Jeffrey Sihpol             Vice President                  AHH
  .......................... ............................... ...................
  Jonathan Skinner           Vice President                  AHH
  .......................... ............................... ...................
  Amalia Spera               Vice President                  AHH
  .......................... ............................... ...................
  Jennifer St. Germain       Vice President                  AHH
  .......................... ............................... ...................
  Curtis Thom                Vice President                  AHH
  .......................... ............................... ...................
  Lisa Thors                 Vice President                  AHH
  .......................... ............................... ...................
  Katie Tiger                Vice President                  AHH
  .......................... ............................... ...................
  Scott Van Winkle           Vice President                  AHH
  .......................... ............................... ...................
  Tim Vetrano                Vice President                  AHH
  .......................... ............................... ...................
  Kevin Wagner               Vice President                  AHH
  .......................... ............................... ...................
  Rebecca Warsofsky          Vice President                  AHH
  .......................... ............................... ...................

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

     The Cutler Trust                                  Monarch Funds
     Memorial Funds                                    Sound Shore Fund, Inc.
     Forum Funds                                       NBP TrueCrossing Funds


(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

  Name                    Position with Underwriter   Position with Registrant
  ...................... ........................... ..........................
  John Y. Keffer                  Director              Chairman, President
  ...................... ........................... ..........................
  Ronald H. Hirsch                Treasurer                  Treasurer

(c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on March 28, 2001.



                                    FORUM FUNDS

                                    By: /S/ JOHN Y. KEFFER
                                       -----------------------------------------
                                             John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 28, 2001.



(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in Fact*


*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                               Index to Exhibits

(p)(13) Code of Ethics adopted by Adams, Harkness & Hill, Inc.